Inventories	12 Months Ended
Sep. 30, 2024
Inventories [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

Inventories as of September 30, 2024 and 2023 consisted of the following:

	September 30, 2024	September 30, 2023
Raw materials	$7,817,780	$9,016,981
Work in process	-	-
Finished goods	4,407,672	5,133,030
Goods in transit	583,239	1,714,861
Inventory provision	(1,699,092)	(1,445,947)
Total inventories, net	$11,109,599	$14,418,925

Changes of provision fo inventory for the years ended September 30, 2024 and 2023 are as follows:

	2024	2023
Beginning balance	$1,445,947	$1,099,914
Additional provision	253,145	346,033
Ending balance	$1,699,092	$1,445,947

Goods in transit of $583,239 and $1,714,861 as of September 30, 2024 and 2023 refer to the inventory items that have been shipped out from the Company but yet to be received by the Company’s customers or the designated shipping points. For sales from domestic customers, control of the product is transferred to the customer upon delivery. For sales from international customers, the Company sells its products primarily under FOB shipping point term and control of the product is transferred upon delivery to the designated shipping point.

For the year ended September 30, 2024, 2023 and 2022, the Company recorded inventory provision of $253,145, $346,033 and $21,962, respectively, presented in cost of sales in the Company’s consolidated statement of (loss) income and comprehensive loss.